Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Provision for income taxes	$ 0
Income tax benefit at U. S. federal statutory rates	39.00%
Cumulative net operating carryforward loss	$ 844,956	$ 40,851
Operating loss carryforward loss, expiration dates	2032